Annual Total Returns- NORTHERN INSTITUTIONAL US GOVERNMENT SELECT PORTFOLIO (Service and Premier Shares) [BarChart] - Service and Premier Shares - NORTHERN INSTITUTIONAL US GOVERNMENT SELECT PORTFOLIO - Service Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.01%	0.01%	0.01%	0.01%	0.02%	0.23%	0.72%	1.68%	2.08%	0.40%